PREPAYMENTS, NET - Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS, NET
Prepayment for R&D	$ 13,296,763	$ 7,649,949
Prepayment for purchase of property and equipment	1,378,198	2,528,912
Prepayment for purchase of materials and others	3,305,963	2,726,440
Prepaid expense for others	319,196	613,120
Subtotal	18,300,120	13,518,421
Less: impairment loss	(4,867)	(5,002)
Subtotal, net	18,295,253	13,513,419
Less: Long term portion	(8,021,046)	(7,698,728)
Prepayments, net - current portion	$ 10,274,207	$ 5,814,691